Boston Common ESG Impact International Fund
SCHEDULE OF INVESTMENTS at December 31, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 99.3%
Communication Services: 4.6%
150,640	Cellnex Telecom SA	$5,931,136
649,459	Deutsche Telekom AG	15,615,108
		21,546,244
Consumer Discretionary: 9.9%
55,650	Alibaba Group Holding Ltd. - ADR	4,313,432
884,566	Barratt Developments PLC	6,336,590
191,500	BYD Company Ltd. - Class H	5,282,458
230,220	Industria de Diseno Textil SA	10,045,411
90,590	Mercedes-Benz Group AG	6,250,503
150,100	Prosus NV - Class N	4,467,613
101,861	Sony Group Corp.	9,639,403
		46,335,410
Consumer Staples: 9.7%
281,968	Essity AB - Class B	6,987,782
62,477	Kerry Group PLC - Class A	5,422,951
305,481	Koninklijke Ahold Delhaize NV	8,789,114
23,390	L'Oreal SA	11,659,909
253,469	Unilever PLC - ADR	12,288,177
		45,147,933
Financials: 22.2%
798,350	AIA Group Ltd.	6,947,946
310,356	AXA SA	10,135,106
451,320	DNB Bank ASA	9,595,627
35,365	Hannover Rück SE	8,455,892
873,411	ING Groep NV	13,096,375
78,957	Macquarie Group Ltd.	9,883,973
947,900	Mitsubishi UFJ Financial Group, Inc.	8,135,007
515,747	ORIX Corp.	9,686,340
1,436,065	Oversea-Chinese Banking Corp. Ltd.	14,130,035
15,631,346	PT Bank Rakyat Indonesia (Persero) Tbk.	5,809,669
182,425	Sampo Oyj - Class A	7,992,445
		103,868,415
Health Care: 15.1%
94,029	AstraZeneca PLC	12,683,549
2,626,911	ConvaTec Group PLC	8,174,651
25,980	CSL Ltd.	5,064,775
96,517	Eisai Company Ltd.	4,805,695
70,624	Hoya Corp.	8,795,459
98,844	Novartis AG - ADR	9,980,279
103,020	Novo Nordisk AS - Class B	10,676,085
293,041	Roche Holding Ltd. - ADR	10,616,875
		70,797,368
Industrials: 20.2%
67,460	Ashtead Group PLC	4,688,949
267,236	Assa Abloy AB - Class B	7,701,524
615,892	Atlas Copco AB - Class B	9,137,457
52,271	Daikin Industries	8,479,401
1	Ferguson PLC	192
181,537	Kurita Water Industries Ltd.	7,080,885
208,456	Prysmian SpA	9,502,460
94,700	RELX PLC	3,757,106
258,360	Rexel SA	7,090,994
68,785	Schneider Electric SE	13,846,815
45,741	Spirax-Sarco Engineering PLC	6,119,942
292,571	Vestas Wind Systems A/S [1]	9,257,451
309,588	Volvo AB - Class B	8,055,481
		94,718,657
Information Technology: 10.2%
10,520	ASML Holding NV	7,941,399
183,942	Infineon Technologies AG	7,681,883
18,724	Keyence Corp.	8,226,511
247,500	Murata Manufacturing Co. Ltd.	5,230,166
356,900	Sage Group PLC	5,328,088
57,366	SAP SE - ADR	8,868,210
99,789	TDK Corp.	4,732,430
		48,008,687
Materials: 2.9%
71,628	Croda International PLC	4,607,391
52,810	DSM-Firmenich AG	5,370,419
9,010	LG Chem Ltd.	3,465,457
		13,443,267
Real Estate: 1.9%
2,833,416	Hang Lung Properties Ltd.	3,939,329
3,579,239	Mirvac Group - REIT	5,091,919
		9,031,248
Utilities: 2.6%
522,995	SSE PLC	12,345,802
TOTAL COMMON STOCKS (Cost $384,155,714)		465,243,031

Shares		Value
SHORT-TERM INVESTMENTS: 0.6%
Money Market Funds: 0.6%
2,801,877	First American Treasury Obligations Fund - Class X, 5.285% [2]	2,801,877
Total Money Market Funds: 0.6%		2,801,877

TOTAL SHORT-TERM INVESTMENTS (Cost $2,801,877)		2,801,877

TOTAL INVESTMENTS IN SECURITIES: 99.9% (Cost $386,957,591)		468,044,908
Other Assets in Excess of Liabilities: 0.1%		448,839
TOTAL NET ASSETS: 100.0%		$468,493,747

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
T a

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the administrator, U.S. Bancorp Fund Services, LLC.

BOSTON COMMON ESG IMPACT INTERNATIONAL FUND

COUNTRY ALLOCATION at December 31, 2023 (Unaudited)

Country Allocation	% of Net Assets [1]
United Kingdom	16.3%
Japan	16.0%
Germany	10.0%
France	9.1%
Netherlands	7.3%
Sweden	6.8%
Switzerland	5.5%
Denmark	4.3%
Australia	4.3%
Spain	3.4%
Singapore	3.0%
Hong Kong	2.3%
Norway	2.0%
China	2.0%
Italy	2.0%
Finland	1.7%
Indonesia	1.2%
Ireland	1.2%
Republic of Korea	0.7%

1 Excludes short-term investments and other assets in excess of liabilities.

Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Boston Common ESG Impact International Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023. See the Schedule of Investments for an industry breakout.

Boston Common ESG Impact International Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$-	$21,546,244	$-	$21,546,244
Consumer Discretionary	4,313,432	42,021,978	-	46,335,410
Consumer Staples	12,288,177	32,859,756	-	45,147,933
Financials	-	103,868,415	-	103,868,415
Health Care	20,597,154	50,200,214	-	70,797,368
Industrials	-	94,718,657	-	94,718,657
Information Technology	8,868,210	39,140,477	-	48,008,687
Materials	-	13,443,267	-	13,443,267
Real Estate	-	9,031,248	-	9,031,248
Utilities	-	12,345,802	-	12,345,802
Total Common Stocks	46,066,973	419,176,058	-	465,243,031
Short-Term Investments	2,801,877	-	-	2,801,877
Total Investments in Securities	$48,868,850	$419,176,058	$-	$468,044,908